LONG-TERM DEBT (Details 2) (USD $)	12 Months Ended					6 Months Ended	12 Months Ended					12 Months Ended							12 Months Ended										12 Months Ended			12 Months Ended			12 Months Ended					3 Months Ended	12 Months Ended		12 Months Ended																						0 Months Ended			1 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2012 Senior revolving credit facility due August 16, 2016	Dec. 31, 2012 Letter of credit facility	Jun. 30, 2013 Senior Revolving Credit Facility	Dec. 31, 2012 Senior Revolving Credit Facility	Dec. 31, 2011 Senior Revolving Credit Facility	Dec. 31, 2010 Senior Revolving Credit Facility	Apr. 13, 2013 Senior Revolving Credit Facility	Feb. 25, 2013 Senior Revolving Credit Facility	Dec. 31, 2012 Senior Revolving Credit Facility Fiscal quarter ended December 31, 2012	Dec. 31, 2012 Senior Revolving Credit Facility Fiscal quarter ended March 31, 2013	Dec. 31, 2012 Senior Revolving Credit Facility Fiscal quarter ended June 30, 2013	Dec. 31, 2012 Senior Revolving Credit Facility	Dec. 31, 2012 Senior Revolving Credit Facility Base rate	Dec. 31, 2012 Senior Revolving Credit Facility Base rate Minimum	Dec. 31, 2012 Senior Revolving Credit Facility Base rate Maximum	Dec. 31, 2012 Senior Revolving Credit Facility Prime lending rate	Dec. 31, 2012 Senior Revolving Credit Facility Federal funds rate	Dec. 31, 2012 Senior Revolving Credit Facility Adjusted LIBOR for one-month interest period	Dec. 31, 2012 Senior Revolving Credit Facility Adjusted LIBOR Minimum	Dec. 31, 2012 Senior Revolving Credit Facility Adjusted LIBOR Maximum	Dec. 31, 2012 Second Lien Term Loan Due October 13 2016 at 8 Percent Interest Rate [Member]		Dec. 31, 2011 Second Lien Term Loan Due October 13 2016 at 8 Percent Interest Rate [Member]		Sep. 28, 2011 Second Lien Term Loan Due October 13 2016 at 8 Percent Interest Rate [Member]	Dec. 31, 2012 Eureka Hunter Pipelines, LLC Senior revolving credit facility due August 16, 2016 Base rate	Dec. 31, 2012 Eureka Hunter Pipelines, LLC Senior revolving credit facility due August 16, 2016 Base rate Minimum	Dec. 31, 2012 Eureka Hunter Pipelines, LLC Senior revolving credit facility due August 16, 2016 Base rate Maximum	Dec. 31, 2012 Eureka Hunter Pipelines, LLC Senior revolving credit facility due August 16, 2016 Prime lending rate	Dec. 31, 2012 Eureka Hunter Pipelines, LLC Senior revolving credit facility due August 16, 2016 Federal funds rate	Dec. 31, 2012 Eureka Hunter Pipelines, LLC Senior revolving credit facility due August 16, 2016 Adjusted LIBOR for one-month interest period	Dec. 31, 2012 Eureka Hunter Pipelines, LLC Senior revolving credit facility due August 16, 2016 Adjusted LIBOR	Dec. 31, 2012 Eureka Hunter Pipelines, LLC Senior revolving credit facility due August 16, 2016 Adjusted LIBOR Minimum	Dec. 31, 2012 Eureka Hunter Pipelines, LLC Senior revolving credit facility due August 16, 2016 Adjusted LIBOR Maximum	Dec. 31, 2012 Eureka Hunter Pipelines, LLC Swingline loan facility	Dec. 31, 2012 Eureka Hunter Pipelines, LLC Letter of credit facility	Dec. 31, 2012 Eureka Hunter Pipelines, LLC Second lien term loan due August 16, 2018	Dec. 31, 2012 Eureka Hunter Pipelines, LLC Second lien term loan due August 16, 2018	Dec. 31, 2011 Eureka Hunter Pipelines, LLC Second lien term loan due August 16, 2018	Dec. 31, 2012 Eureka Hunter Pipelines, LLC Second lien term loan due August 16, 2018 Fiscal quarter ended December 31, 2012	Dec. 31, 2012 Eureka Hunter Pipelines, LLC Second lien term loan due August 16, 2018 Fiscal quarter ended March 31, 2013	Dec. 31, 2012 Eureka Hunter Pipelines, LLC Second lien term loan due August 16, 2018 Fiscal quarter ended June 30, 2013	Dec. 31, 2012 Eureka Hunter Pipelines, LLC Second lien term loan due August 16, 2018 Fiscal quarter ended September 30, 2013	Dec. 31, 2012 Eureka Hunter Pipelines, LLC Second lien term loan due August 16, 2018 Fiscal quarter ended December 31, 2013	Dec. 31, 2012 Eureka Hunter Pipelines, LLC Second lien term loan due August 16, 2018 Fiscal quarter ended March 31, 2014	Dec. 31, 2012 Eureka Hunter Pipelines, LLC Second lien term loan due August 16, 2018 Fiscal quarter ended June 30, 2014	Dec. 31, 2012 Eureka Hunter Pipelines, LLC Second lien term loan due August 16, 2018 Fiscal quarter ended September 30, 2014	Dec. 31, 2012 Eureka Hunter Pipelines, LLC Second lien term loan due August 16, 2018 Fiscal quarter ended December 31, 2014 and each fiscal quarter thereafter	Dec. 31, 2012 Eureka Hunter Pipelines, LLC Second lien term loan due August 16, 2018 Prior to June 29, 2012	Dec. 31, 2012 Eureka Hunter Pipelines, LLC Second lien term loan due August 16, 2018 On or after June 29, 2012	Dec. 31, 2012 Eureka Hunter Pipelines, LLC Senior Revolving Credit Facility	Dec. 31, 2012 Eureka Hunter Pipelines, LLC Senior Revolving Credit Facility Fiscal quarter ended December 31, 2012	Dec. 31, 2012 Eureka Hunter Pipelines, LLC Senior Revolving Credit Facility Fiscal quarter ended March 31, 2013	Dec. 31, 2012 Eureka Hunter Pipelines, LLC Senior Revolving Credit Facility Fiscal quarter ended June 30, 2013	Dec. 31, 2012 Eureka Hunter Pipelines, LLC Senior Revolving Credit Facility Fiscal quarter ended September 30, 2013	Dec. 31, 2012 Eureka Hunter Pipelines, LLC Senior Revolving Credit Facility Fiscal quarter ended December 31, 2013	Dec. 31, 2012 Eureka Hunter Pipelines, LLC Senior Revolving Credit Facility Fiscal quarter ended March 31, 2014	Dec. 31, 2012 Eureka Hunter Pipelines, LLC Senior Revolving Credit Facility Fiscal quarter ended June 30, 2014	Dec. 31, 2012 Eureka Hunter Pipelines, LLC Senior Revolving Credit Facility Fiscal quarter ended September 30, 2014	Dec. 31, 2012 Eureka Hunter Pipelines, LLC Senior Revolving Credit Facility Fiscal quarter ended December 31, 2014 and each fiscal quarter thereafter	Dec. 31, 2012 Eureka Hunter Pipelines, LLC Senior Revolving Credit Facility Fiscal quarter ended June 30, 2014 and each fiscal quarter thereafter	May 16, 2012 Second Lien Term Loan Due October 13 2016 at 8 Percent Interest Rate [Member]	Apr. 13, 2013 Eagle Ford Hunter	Apr. 02, 2013 Subsequent event Sixteenth Amendment to the Second Amended and Restated Credit Agreement [Member] Eagle Ford Hunter Senior Revolving Credit Facility	Apr. 23, 2013 Subsequent event Seventeenth Amendment to the Second Amended and Restated Credit Agreement [Member] Eagle Ford Hunter Senior Revolving Credit Facility	Dec. 31, 2012 Subsequent event Seventeenth Amendment to the Second Amended and Restated Credit Agreement [Member] Eagle Ford Hunter Senior Revolving Credit Facility
Notes payable disclosures
Maximum borrowing capacity				$ 100,000,000	$ 10,000,000	$ 750,000,000																																$ 5,000,000	$ 5,000,000	$ 50,000,000	$ 50,000,000
Initial committed amount				25,000,000
Commitment fee percentage				0.50%	0.50%
Variable rate basis																alternate base rate			Prime Rate	Federal Funds Effective Rate									base rate			prime	Federal Funds Rate		Adjusted LIBOR
Variable rate spread																	1.25%	2.75%		0.50%	1.00%	2.25%	3.75%							1.25%	2.25%		0.50%	1.00%		2.25%	3.50%
Interest rate to be paid in cash																																																				9.75%	12.50%
Additional interest rate to be paid in cash or in shares of restricted common stock																																																				2.75%
Interest to be paid in cash or in shares of restricted common stock when idebtedness exceeds threshold																																																				3.75%	13.50%
Indebtedness threshold causing increase in interest rate																																																				1,000,000	1,000,000
Increase rate of interest under default of revolver or term loan							2.00%																																		2.00%
Total debt to capitalization ratio, maximum																																								60.00%	60.00%
Consolidated Earnings before Interest Taxes Depreciation Amortization to Consolidated Interest Expense Ratio, Minimum																																								0.85			0.85	1.25	1.50	1.75	2.25	2.25	2.50	2.50	2.75				1.25	1.50	1.75	2.00	2.50	2.50	2.75	2.50	3.00
EBITDA to interest expense ratio, minimum																																								0.85			0.85	1.25	1.50	1.75	2.25	2.25	2.50	2.50	2.75				1.25	1.50	1.75	2.00	2.50	2.50	2.75	2.50	3.00
EBITDA to interest expense ratio when Eureka Pipeline has borrowed under the revolving facility, minimum																																									1.00
Debt to EBITDA ratio, maximum																																											8.50	6.00	6.00	5.00	4.50	4.50	4.50	4.50	4.25				6.25	5.75	5.75	4.75	4.50	4.50				4.00
Debt to EBITDA ratio when Eureka Pipeline has borrowed uner the revolving facility, maximum																																											6.50
Debt under revolver to EBITDA ratio																																									3.5													3.25
Long-term debt, principal amount, outstanding	890,760,000	290,389,000					225,000,000	142,000,000																0	[1]	100,000,000	[1]	100,000,000												50,000,000	50,000,000	31,000,000
Write off of unamortized deferred financing costs																																																																	2,800,000
Line of Credit Facility Conforming Borrowing Capacity							306,250,000			265,000,000	350,000,000																																																									265,000,000	350,000,000
Minimum Rate of Value of Oil And Gas Properties Secured for Obligations under Senior Credit Facility						80.00%
Waiver of Required Percentage of Consideration Received for Sale of Disposal Group																																																																			100.00%
Ownership Percentage Sold																																																																		100.00%		100.00%
Number of Days for Extension of Annual Audited Financial Statements																																																																				57 days
Line of Credit Facility, Current Borrowing Capacity							337,500,000
Line of Credit Facility Non Conforming Borrowing Capacity							31,250,000
Line of Credit Facility, Amount Outstanding Under Non-conforming Borrowing Base							0
Amount of Dividends on Preferred Stock as Per Debt Covenants							45,000,000
Debt Instrument Covenant Current Ratio							1.0
Debt Instrument Covenant Consolidated Earnings before Interest Taxes Depreciation Amortization Exploration Expenses to Consolidated Interest Expense Ratio Minimum							2.5
Debt Instrument Covenant Consolidated Debt to Consolidated Earnings before Interest Taxes Depreciation Amortization Exploration Expenses for Material Asset Sale Maximum							4.0					4.75	4.50	4.25	4.00
Debt Instrument Covenant Material Asset Sale Net Proceeds Minimum							15,000,000
Amortization of Financing Costs	7,100,000	3,600,000	1,200,000				7,400,000	3,600,000	1,200,000
Interest Costs Capitalized, Minimum Time Period for Capitalization	6 months
Interest Costs Capitalized	$ 4,400,000	$ 0	$ 0

[1]	The Company’s second lien term loan was paid in full in May 2012 in connection with the issuance of the Company’s Senior Notes.